CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,271,416)	$ (851,966)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,261	0
Stock-based compensation	374,014	321,951
Changes in operating assets and liabilities
Accounts receivable	(24,457)	0
Value added tax receivable	15,775	(65,270)
Inventory	(60,463)	(10,330)
Prepaid and other current assets	(4,656)	(7,667)
Increase (decrease) in:
Accounts payable	213,743	119,040
Due to related party	82,014	(99,567)
Accrued expenses and other current liabilities	(11,955)	76,100
Net cash used in operating activities	(683,140)	(517,709)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(884,556)	(3,952)
Net cash used in investing activities	(884,556)	(3,952)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of costs	0	1,148,401
Net cash provided by financing activities	0	1,148,401
Net (decrease) increase in cash and cash equivalents	(1,567,696)	626,740
Cash and cash equivalents, beginning of the period	2,338,783	2,234,551
Cash and cash equivalents, end of the period	$ 771,087	$ 2,861,291